Capital Structure	6 Months Ended
Jun. 30, 2023
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 9 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 annual report on Form 20-F filed with the SEC on April 4, 2023 and are supplemented by the below new activities into the six-month period ended June 30, 2023.

i)	Dividends

On January 10, 2023, the Company paid a special dividend of $7,373 ($1.00 per common share to all common stockholders, as of record date December 12, 2022, in connection with the profitable sale of two tanker vessels in 2022) which was previously declared on November 29, 2022.

On February 22, 2023, the Company announced the initiation of a regular quarterly dividend of $0.075 per common share and declared a dividend of $0.075 per common share for the fourth quarter of 2022. The quarterly dividend of $667 for the fourth quarter of 2022 was paid on April 6, 2023.

On May 17, 2023, the company declared a dividend of $0.075 per common share for the first quarter of 2023 which was paid on July 6, 2023 to all shareholders of record as of June 22, 2023. The dividend declared amounted to $667 and is included in “Dividends payable” in the accompanying consolidated balance sheets.

ii)	Common stock buybacks

As of June 30, 2023, the Company has repurchased 67,294 of its outstanding common shares at an average price of approximately $2.85 and a total of $193, inclusive of commissions and fees, pursuant to the share repurchase plan approved by the Company’s Board of Directors in October 2022, as extended. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of June 30, 2023.

iii)	Warrants

During the six-month period ended June 30, 2023, 779,200 shares were issued from Class A warrants’ exercises, for gross proceeds of $1,883. As of June 30, 2023, 6,962,770 Class A warrants remained outstanding. All warrants are classified in equity, according to the Company’s accounting policy. Following the payment of the special dividend of $1.00 per common share on January 10, 2023, the exercise price of the Class A warrants was adjusted at a price of $2.25 per warrant effective on January 11, 2023 pursuant to the antidilution provisions of the warrant agreement. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in the warrant’s agreement.

As of June 30, 2023, the number of common shares that can potentially be issued under the outstanding Class A warrants are 6,962,770.